Employees and Personnel Costs - Other Remuneration (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2020 SEK (kr) individual age	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Employees and Personnel Costs
Pension obligations	kr 0
Vesting period	1 year
Board
Employees and Personnel Costs
Severance payment	kr 0
Previous payments of executive remuneration that have not been due	kr 0
Other executive management
Employees and Personnel Costs
Age of retirement | age	65
Minimum | Executive management
Employees and Personnel Costs
Mutual notice period	3 months
Minimum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	15.00%
Maximum | Board
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Executive management
Employees and Personnel Costs
Mutual notice period	12 months
Maximum | CEO
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	20.00%
Parent Company
Employees and Personnel Costs
Notice period	12 months
Parent Company | CEO
Employees and Personnel Costs
Age of retirement | age	65
Percentage of pension premium based on salary	20.00%
Notice period	6 months
Parent Company | Other executive management
Employees and Personnel Costs
Number of individuals | individual	5
Parent Company | Jedako Consult AB | Other executive management
Employees and Personnel Costs
Fees for services rendered	kr 0	kr 3,848	kr 3,425
Parent Company | Cordcom Consultants KB | Other executive management
Employees and Personnel Costs
Fees for services rendered	kr 472	kr 853	kr 951